Intangible assets, net (Schedule of Intangible assets, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 74,300	$ 34,442
Accumulated Amortization	(32,418)	(23,720)
Net Carrying Amount	41,882	10,722
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	43,337	15,778
Accumulated Amortization	(12,808)	(9,111)
Net Carrying Amount	30,529	6,667
Capitalized internal-use software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,292	5,842
Accumulated Amortization	(5,714)	(5,367)
Net Carrying Amount	578	475
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	11,998	4,335
Accumulated Amortization	(7,152)	(4,267)
Net Carrying Amount	4,846	68
Creative relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4,252	4,252
Accumulated Amortization	(1,676)	(1,250)
Net Carrying Amount	2,576	3,002
Talents relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,438
Accumulated Amortization	(894)
Net Carrying Amount	544
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4,765	2,035
Accumulated Amortization	(1,982)	(1,640)
Net Carrying Amount	2,783	395
Courses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	968	950
Accumulated Amortization	(942)	(835)
Net Carrying Amount	26	115
Workforce [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,250	1,250
Accumulated Amortization	(1,250)	(1,250)
Net Carrying Amount	$ 0	$ 0